Expense Example {- Energy Portfolio} - 02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 - Energy Portfolio - Energy Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049